UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-226850-04

Central Index Key Number of the issuing entity: 0001790441

BBCMS Mortgage Trust 2019-C5

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-226850

Central Index Key Number of the depositor: 0001541480

Barclays Commercial Mortgage Securities LLC

(Exact name of depositor as specified in its charter)

Barclays Capital Real Estate Inc.
(Central Index Key Number 0001549574)

KeyBank National Association

(Central Index Key Number 0001089877)

Societe Generale Financial Corporation
(Central Index Key Number 0001755531)

Rialto Mortgage Finance, LLC

(Central Index Key Number 0001592182)

Natixis Real Estate Capital LLC

(Central Index Key Number 0001542256)

BSPRT CMBS Finance, LLC

(Central Index Key Number 0001722518)

Daniel Vinson, (212) 528-8224
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Barclays Commercial Mortgage Securities LLC
(Depositor)

Date: October 30, 2019	/s/ Daniel Vinson
Daniel Vinson, Chief Executive Officer

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document